Expense Example, No Redemption - LOOMIS SAYLES FUNDS II - Class C	Dec. 31, 2025 USD ($)
Loomis Sayles High Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,084
Expense Example, No Redemption, 10 Years	2,188
Loomis Sayles International Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	753
Expense Example, No Redemption, 5 Years	1,334
Expense Example, No Redemption, 10 Years	2,738
Loomis Sayles Investment Grade Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	478
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	1,617
Loomis Sayles Strategic Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	543
Expense Example, No Redemption, 5 Years	941
Expense Example, No Redemption, 10 Years	$ 1,858